Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

24. Subsequent Events

2012 Pending Dispositions

As discussed in Note 2, MetLife Bank and MetLife, Inc. entered into a definitive agreement to sell most of the depository business of MetLife Bank to GE Capital Financial Inc. The transaction is subject to the receipt of regulatory approvals from the OCC, the Federal Deposit Insurance Corporation (the “FDIC”) and the Utah Department of Financial Institutions (the “Utah DFI”) and to the satisfaction of other customary closing conditions. GE Capital Financial Inc. has filed applications with the FDIC and the Utah DFI seeking approval of the assumption of the deposits to be transferred to it, and MetLife Bank has filed applications with the OCC seeking approval to change the composition of substantially all of MetLife Bank’s assets and with the FDIC to terminate MetLife Bank’s FDIC deposit insurance contingent upon certification that MetLife Bank has no remaining deposits (which is dependent on the assumption by GE Capital Financial Inc. of the deposits to be transferred to it). The parties have responded to questions on their applications from the staff of the OCC, the FDIC and the Utah DFI, and are awaiting action by these regulators on their applications. Also as discussed in Note 2, in January 2012, MetLife, Inc. announced it is exiting the business of originating forward residential mortgages.

Additionally, in April 2012, MetLife, Inc. announced that it is exiting the reverse mortgage origination business and that it and MetLife Bank entered into a definitive agreement to sell MetLife Bank’s reverse mortgage servicing portfolio. The transaction is subject to certain regulatory approvals and other customary closing conditions. The total assets and liabilities recorded in the consolidated balance sheets related to the reverse mortgage origination business were approximately $8.3 billion and $8.2 billion at December 31, 2011.

During 2012 the Company expects to incur additional net losses of $70 million to $108 million, net of income tax, which will include employee-related charges, lease impairments and impairments on mortgage loans, partially offset by gains on securities, mortgage loans and deposits sold, related to exiting the depository, forward residential mortgage originations and reverse mortgage businesses. These businesses did not qualify for discontinued operations accounting treatment under GAAP.

Litigation

Matters as to Which an Estimate Can Be Made

For some of the matters disclosed below and in Note 16, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. The Company currently estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be approximately $0 to $125 million.

Asbestos-Related Claims

In addition to the asbestos-related claims discussed in Note 16, MLIC received approximately 1,214 new asbestos-related claims, during the three months ended March 31, 2012.

Regulatory Matters

MetLife Bank Mortgage Regulatory and Law Enforcement Authorities’ Inquiries. Since 2008, MetLife, through its affiliate, MetLife Bank, has significantly increased its mortgage servicing activities by acquiring servicing portfolios. Currently, MetLife Bank services approximately 1% of the aggregate principal amount of the mortgage loans serviced in the U.S. State and federal regulatory and law enforcement authorities have initiated various inquiries, investigations or examinations of alleged irregularities in the foreclosure practices of the residential mortgage servicing industry. Mortgage servicing practices have also been the subject of Congressional attention. Authorities have publicly stated that the scope of the investigations extends beyond foreclosure documentation practices to include mortgage loan modification and loss mitigation practices.

MetLife Bank’s mortgage servicing has been the subject of recent inquiries and requests by state and federal regulatory and law enforcement authorities. In a February 9, 2012 press release, the Federal Reserve Board announced that it had issued monetary sanctions against five banking organizations for deficiencies in the organizations’ servicing of residential mortgage loans and processing of foreclosures. The Federal Reserve Board has also stated that it plans to announce monetary penalties against other institutions under its supervision against whom it had issued enforcement actions in 2011, including MetLife, Inc., for deficiencies in servicing of residential mortgage loans and processing foreclosures. MetLife Bank also had a meeting with the Department of Justice regarding mortgage servicing and foreclosure practices. It is possible that various state or federal regulatory and law enforcement authorities may seek monetary penalties from MetLife Bank relating to foreclosure practices.

MetLife Bank has also responded to a subpoena issued by the New York State Department of Financial Services regarding hazard insurance and flood insurance that MetLife Bank obtains to protect the lienholder’s interest when the borrower’s insurance has lapsed. In April and May 2012, MetLife Bank received two subpoenas issued by the Office of Inspector General for the U.S. Department of Housing and Urban Development regarding Federal Housing Administration insured loans.

The consent decrees, as well as the inquiries or investigations referred to above, could adversely affect MetLife’s reputation or result in material fines, penalties, equitable remedies or other enforcement actions, and result in significant legal costs in responding to governmental investigations or other litigation. In addition, the changes to the mortgage servicing business required by the consent decrees and the resolution of any other inquiries or investigations may affect the profitability of such business. The Company is unable to estimate the reasonably possible loss or range of loss arising from the MetLife Bank regulatory matters. Management believes that the Company’s consolidated financial statements as a whole will not be materially affected by the MetLife Bank regulatory matters.

Metco Site, Hicksville, Nassau County, New York. On February 22, 2012, the New York State Department of Environmental Protection issued a notice to MLIC, as purported successor in interest to New England Mutual, that it is a potentially responsible party with respect to hazardous substances and hazardous waste located on a property that New England Mutual owned for a time in 1978. The Company is reviewing the matter.

Unclaimed Property Inquiries and Related Litigation

More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates for compliance with unclaimed property laws. Additionally, MLIC and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multi-state targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration’s Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. At least one other jurisdiction is pursuing a similar market conduct exam and it is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multi-state market conduct exam, or issue directives similar to the New York Insurance Department’s letter. In the third quarter of 2011, the Company incurred a $117 million after tax charge to increase reserves in connection with the Company’s use of the U.S. Social Security Administration’s Death Master File and similar databases to identify potential life insurance claims that have not yet been presented to the Company. In April 2012, the Company reached agreements with representatives of the U.S. jurisdictions that are conducting the audits referenced above and with the states most directly involved in the targeted market conduct exam referenced above to resolve the audits and the examination. The effectiveness of each agreement is conditioned upon the approval of a specified number of jurisdictions. Pursuant to the settlement to resolve the audits, the Company will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, and, to the extent that it is unable to locate owners of amounts payable, to escheat these amounts with interest at a specified rate to the appropriate states. Additionally, the Company has agreed to accelerate the final date of certain industrial life policies and to escheat unclaimed benefits of such policies. Pursuant to the settlements, the Company will, among other things, adopt specified procedures for identifying liabilities under life insurance, annuity, and retained asset contracts, for seeking to contact and pay beneficiaries under such liabilities, and for escheating unclaimed property to appropriate states. Additionally, the Company has agreed to make a multi-state examination payment in the amount of $40 million to be allocated among the settling states. Therefore, in the first quarter of 2012, the Company recorded a $52 million after tax charge for such multi-state examination payment and the expected acceleration of benefit payments to policyholders under the settlements. At least one other jurisdiction is pursuing a similar market conduct exam. It is possible that other jurisdictions may pursue similar exams or audits and that such exams or audits may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company’s procedures. The Company is not currently able to estimate these additional possible costs.

Total Asset Recovery Services, LLC on behalf of the State of Minnesota v. MetLife, Inc., et. al. (District Court, County of Hennepin, MN, filed January 31, 2011). Alleging that MetLife, Inc. and another company have violated the Minnesota Uniform Disposition of Unclaimed Property Act by failing to escheat to Minnesota benefits of 584 life insurance contracts, the Relator has brought an action under the Minnesota False Claims Act seeking to recover damages on behalf of Minnesota. Based on the allegations in the complaint, it appears that plaintiff may have improperly named MetLife, Inc. as a defendant instead of MLIC. The action was sealed by court order until March 22, 2012. The Relator alleges that the aggregate damages, including statutory damages and treble damages, is $228 million. The Relator does not allocate this claimed damage amount between MetLife, Inc. and the other defendant. The Relator also bases its damage calculation in part on its assumption that the average face amount of the subject policies is $130,000. MetLife, Inc. strongly disputes this assumption, the Relator’s alleged damages amounts, and other allegations in the complaint, and intends to defend this action vigorously.

Derivative Actions and Demands. Seeking to sue derivatively on behalf of MetLife, Inc., four shareholders have commenced separate actions against members of the MetLife, Inc. Board of Directors, alleging that they breached their fiduciary and other duties to the Company. The actions are Fishbaum v. Kandarian, et al. (Sup. Ct., New York County, filed January 27, 2012), Batchelder v. Burwell, et al. (Sup. Ct., New York County, filed March 6, 2012), Mallon v. Kandarian, et al. (S.D.N.Y., filed March 28, 2012), and Martino v. Kandarian, et al. (S.D.N.Y., filed April 19, 2012). Plaintiffs allege that the defendants failed to ensure that the Company complied with state unclaimed property laws and to ensure that the Company accurately reported its earnings. Plaintiffs allege that because of the defendants’ breaches of duty, MetLife, Inc. has incurred damage to its reputation and has suffered other unspecified damages. The defendants intend to vigorously defend these actions. A fifth shareholder, Western Pennsylvania Electrical Workers Pension Fund, has written to the MetLife, Inc. Board of Directors demanding that MetLife, Inc. take action against current and former Board members, executive officers, and MetLife, Inc.’s independent auditor, for similar alleged breaches of duty with respect to the Company’s compliance with unclaimed property laws and financial disclosures. The MetLife, Inc. Board of Directors has appointed a Special Committee to investigate these allegations.

Total Control Accounts Litigation and Regulatory Actions

MLIC is a defendant in lawsuits related to its use of retained asset accounts, known as TCA, as a settlement option for death benefits. The lawsuits include claims of breach of contract, breach of a common law fiduciary duty or a quasi-fiduciary duty such as a confidential or special relationship, or breach of a fiduciary duty under ERISA.

Various state regulators have also taken actions with respect to retained asset accounts. The New York Insurance Department issued a circular letter on March 29, 2012 stating that an insurer should only use a retained asset account when a policyholder or beneficiary affirmatively chooses to receive life insurance proceeds through such an account and providing for certain disclosures to a beneficiary, including that payment by a single check is an option. The Minnesota Department of Commerce, in connection with an ongoing market conduct exam, has issued a proposed consent order to the Company regarding the Company’s use of TCAs.

The Company is unable to estimate the reasonably possible loss or range of loss arising from the TCA matters.

Stock-Based Compensation Plans

Payout of 2009—2011 Performance Shares

As discussed in Note 18, vested Performance Shares are multiplied by a performance factor of 0.0 to 2.0 based largely on MetLife, Inc.’s performance in change in annual net operating earnings and total shareholder return over the applicable three-year performance period compared to the performance of its competitors. Final Performance Shares are paid in shares of MetLife, Inc. common stock. The performance factor for the January 1, 2009 — December 31, 2011 performance period was 1.13. This factor has been applied to the 1,791,609 Performance Shares associated with that performance period that vested on December 31, 2011 and, as a result, 2,024,518 shares of MetLife, Inc.’s common stock (less withholding for taxes and other items, as applicable) will be issued, aside from shares that payees choose to defer, during the second quarter of 2012.

Payout of 2009—2011 Performance Units

Vested Performance Units are multiplied by a performance factor of 0.0 to 2.0 based largely on MetLife, Inc.’s performance in change in annual net operating earnings and total shareholder return over the applicable three year performance period compared to the performance of its competitors. Final Performance Units which are payable in cash equal to the closing price of MetLife, Inc. common stock on a date following the last day of the three-year performance period. The performance factor for the January 1, 2009 — December 31, 2011 performance period was 1.13. This factor has been applied to the 51,144 Performance Units associated with that performance period that vested on December 31, 2011 and, as a result, the cash value of 57,793 units will be paid during the second quarter of 2012.

Dividends

On May 15, 2012, MetLife, Inc. announced dividends of $0.2555555 per share, for a total of $7 million on its Series A preferred shares, and $0.4062500 per share, for a total of $24 million on its Series B preferred shares. Both dividends will be payable June 15, 2012 to shareholders of record as of May 31, 2012.

On February 17, 2012, MetLife, Inc. announced dividends of $0.2527777 per share, for a total of $6 million on its Series A preferred shares, and $0.4062500 per share, for a total of $24 million on its Series B preferred shares. Both dividends were paid on March 15, 2012 to shareholders of record as of February 29, 2012.